MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
                     Two World Trade Center
                    New York, New York  10048
                         (212) 392-1600







June 2, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Morgan Stanley Dean Witter Global Dividend Growth Securities
     File #811-7548
     Rule 497(j) Filing

Dear Sir/Madam:

      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on May 31, 2000.


                                        Very truly yours,
                                                              /s/
Lou Anne D. McInnis

Lou Anne D. McInnis

Assistant Secretary



cc: Barry Fink Esq.
      Larry Greene